Income taxes (Details 3) $ in Thousands	Dec. 31, 2019 CAD ($)
US [Member]
Income Tax [Line Items]
Losses available for application in future years	$ 243
2039 | US [Member]
Income Tax [Line Items]
Losses available for application in future years	243
Barbados
Income Tax [Line Items]
Losses available for application in future years	6,237
Barbados | 2020
Income Tax [Line Items]
Losses available for application in future years	1,210
Barbados | 2021
Income Tax [Line Items]
Losses available for application in future years	1,275
Barbados | 2022
Income Tax [Line Items]
Losses available for application in future years	$ 3,752